Loans and Advances to Customers - Summary of Movement in Impairment Loss Allowances (Detail) - GBP (£) £ in Millions		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Jun. 30, 2017
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	£ 940	£ 940	£ 921
(Release)/charge to the income statement		102	76
Adjustment for the adoption of IFRS 9 (see Note 1)	211
Write-offs and other items		(411)	(133)
Re-allocation of ECL on undrawn exposures	(50)
Ending Balance		792	864
Balance on January 1 2018	1,101
Recoveries, net of collection costs		21	28
Advances Secured on Residential Property [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	225	225	279
(Release)/charge to the income statement		(13)	(18)
Adjustment for the adoption of IFRS 9 (see Note 1)	47
Write-offs and other items		(7)	(10)
Re-allocation of ECL on undrawn exposures	(3)
Ending Balance		249	251
Balance on January 1 2018	269
Recoveries, net of collection costs		1	2
Corporate Loans [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	490	490	382
(Release)/charge to the income statement		24	12
Adjustment for the adoption of IFRS 9 (see Note 1)	99
Write-offs and other items		(318)	(38)
Re-allocation of ECL on undrawn exposures	(25)
Ending Balance		270	356
Balance on January 1 2018	564
Recoveries, net of collection costs		1	1
Finance leases [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	46	46	45
(Release)/charge to the income statement		17	17
Adjustment for the adoption of IFRS 9 (see Note 1)	11
Write-offs and other items		(15)	(16)
Re-allocation of ECL on undrawn exposures	0
Ending Balance		59	46
Balance on January 1 2018	57
Recoveries, net of collection costs		3	4
Other Unsecured Advances [member]
Movement in impairment loss allowances for loan and advances to customers [line items]
Beginning Balance	179	179	215
(Release)/charge to the income statement		74	65
Adjustment for the adoption of IFRS 9 (see Note 1)	54
Write-offs and other items		(71)	(69)
Re-allocation of ECL on undrawn exposures	(22)
Ending Balance		214	211
Balance on January 1 2018	£ 211
Recoveries, net of collection costs		£ 16	£ 21